Stockholders' Equity - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Sep. 29, 2012 Y	Sep. 24, 2011 Y	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Y	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Y	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value, Options outstanding, Ending balance	$ 78,962	$ 30,455		$ 155,045	$ 54,095
Aggregate Intrinsic Value, Exercisable, Ending Balance	$ 37,574			$ 110,405	$ 41,046
Weighted Average Remaining Contractual Term, Outstanding, Ending Balance	4.40	4.11		4.0	3.9
Weighted Average Remaining Contractual Life (Years)	3.15			3.0	3.0
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 17.01			$ 50.80		$ 46.56
Weighted Average Exercise Price, Granted	$ 17.21			$ 68.72	$ 65.00
Weighted Average Exercise Price, Exercised				$ 48.96	$ 41.84
Weighted Average Exercise Price, Cancelled				$ 56.54	$ 53.45
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 17.40	$ 17.01		$ 53.76	$ 50.80	$ 46.56
Weighted Average Exercise Price, Exercisable, Ending Balance	$ 18.73			$ 50.06	$ 48.78
Number of Shares, Options outstanding	15,478			5,513		5,700
Number of Shares, Granted	2,259	2,249	2,858	842	1,058
Number of Shares, Exercised	2,457			(826)	1,073
Number of Shares, Cancelled	903			(80)	172
Number of Shares, Options outstanding	18,039	15,478		5,449	5,513	5,700
Number of shares, Exercisable, Ending Balance	8,141			3,433	3,686